BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
Basis Of Preparation [Abstract]
BASIS OF PRESENTATION [Text Block]

2. BASIS OF PRESENTATION

(a) Statement of compliance

These annual consolidated statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board. The Company's significant accounting policies under IFRS are presented in note 3. The annual consolidated financial statements were approved and authorized for issue by the Company's Board of Directors on March 28, 2023 (the "Financial Statements").

(b) Basis of measurement

The Financial Statements have been prepared on a historical cost basis except for the warrant liability (note 11) and the risk management contracts (note 20), which are measured at fair value.

(c) Functional and presentation currency

The Financial Statements are presented in Canadian dollars ("Cdn$"), which is also the Company's functional currency. All references to US$ or USD are to United States dollars.

(d) Use of estimates and judgements

The preparation of the Financial Statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future years affected.

Information about significant areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the Financial Statements are as follows:

(i) Reserves

Reserves engineering is an inherently complex and subjective process of estimating underground accumulations of petroleum and natural gas. The process relies on interpretations of available geological, geophysical, engineering, economic and production data. The accuracy of a reserves estimate is a function of the quality and quantity of available data, the interpretation of that data, the accuracy of various economic assumptions and the judgement of those preparing the estimate. Because these estimates depend on many assumptions, all of which may differ from actual results, reserves estimates and estimates of future net revenue may be different from the sales volumes ultimately recovered and net revenues actually realized. Changes in market conditions, regulatory matters and the results of subsequent drilling, testing and production may require revisions to the original estimates. Estimates of reserves impact: (i) the assessment of whether or not a new well has found economically recoverable reserves; (ii) depletion rates; (iii) the determination of net recoverable amount of oil and gas properties for impairment assessment and measurement, and (iv) the determination of reserve lives which affect the timing of decommissioning activities, all of which could have a material impact on earnings and financial positions. HHR's reserves have been evaluated at December 31, 2022 and 2021 by independent third-party professional engineers, who work with information provided by the Company to evaluate reserves in accordance with National Instrument 51-101 Standards of Disclosure for Oil and Gas Activities ("NI 51-101").

(ii) Property, plant and equipment

HHR's oil and gas assets are grouped into a cash generating unit ("CGU"). A CGU is the lowest level of integrated assets that generate identifiable cash inflows that are largely independent of the cash inflows of other assets or groups of assets. The allocation of assets into CGUs require significant judgement and interpretation with respect to the integration between assets, geological formation, geographical proximity, the existence of common sales points and shared infrastructures, product type, similar exposure to market risk and the way in which management monitors its operations. The recoverability of HHR's oil and gas assets is assessed at the CGU level, and therefore, the determination of a CGU's costs could have a significant impact on impairment losses or impairment reversals.

Judgements are required to assess when impairment indicators are evident and impairment testing is required. The Company monitors internal and external indicators of impairment relating to its tangible assets. The recoverable amounts of the Company's CGU is determined based on the higher of the present value of value-in-use calculations and fair value less costs of disposal. Recoverable amounts calculated for impairment testing are based on estimates of future commodity prices, expected volumes, quantity of reserves and discount rates as well as future development costs, royalties and operating costs. These calculations require the use of estimates and assumptions, which by their nature, are subject to measurement uncertainty. In addition, judgement is exercised by management as to whether there have been indicators of impairment or of impairment reversal. Indicators of impairment or impairment reversal may include, but are not limited to a change in: the market value of assets, asset performance, estimates of future prices, royalties and costs, estimated quantity of reserves and appropriate discount rates.

(iii) Depletion

Oil and natural gas development and production assets are depleted on a unit-of-production basis at a rate calculated by reference to proved plus probable reserves determined in accordance with NI 51-101 and incorporate the estimated future cost of developing and extracting those reserves.

(iv) Provisions for decommissioning liability costs

Amounts recorded for decommissioning liabilities and the related accretion expense require the use of estimates with respect to the amount and timing of decommissioning expenditures, inflation rates and interest rates. Actual costs and cash outflows can differ from estimates because of changes in law and regulations, public expectations, market conditions, discovery and analysis of site conditions and changes in technology. Decommissioning liabilities are recognized in the period when it becomes probable that there will be a future cash outflow.

(v) Leases

Management applies judgement in reviewing each of its contractual arrangements to determine whether the arrangement contains a lease within the scope of IFRS 16. Leases that are recognized are subject to further management judgement and estimation in various areas specific to the arrangement.

Where a contract is identified as containing a lease, the Company recognizes a right-of-use asset and a corresponding lease obligation on the statement of financial position, as of the date the asset becomes available for use.

The right-of-use assets is measured at cost, comprised of; the initial measurement of the lease liability; the lease payments made at or before the commencement date, net of lease incentives received; the direct costs incurred; and an estimate of the costs to be incurred in restoring the underlying asset to the condition required by the terms of the lease.

The lease liability is measured as the present value of the future lease payments, including; fixed payments, net of incentives received; variable lease payments that depend on an index or a rate; amounts expected to be payable under residual value guarantees, the exercise price of a purchase option if there is reasonable certainty the option will be exercised; and payments of penalties for terminating the lease, if the lease term reflects exercising the option to terminate.

After initial recognition, the right-of-use asset is amortized over the shorter of the useful life of the asset and the lease term, with the depreciation expense recognized in the statement of profit (loss). The carrying amount of the lease liability is increased to reflect interest on the lease and reduced to reflect the lease payments made.

Amendments to the lease could result in a reassessment or modification of the lease liability and the corresponding right-of-use asset. Such amendments may include, but are not limited to, a change in the lease term, a change in the assessment of an option to purchase the underlying asset, a change in the amounts expected to be payable under a residual value guarantee, a change in future lease payments resulting from a change in an index or a rate used to determine those payments, a change in the scope of the lease resulting from the addition or removal of the right to use one or more underlying assets, and a change in the consideration for the lease.

The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease if it is reasonably certain not to be exercised. The Company applies judgement in evaluating whether it is reasonably certain to exercise the option to renew by considering all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

Where the rate implicit in a lease is not readily determinable, the discount rate of lease obligations is estimated using a discount rate similar to HHR's company-specific incremental borrowing rate. This rate represents the rate that HHR would incur to obtain the funds necessary to purchase an asset of a similar value, with similar payment terms and security in a similar economic environment.

(vi) Share-based compensation

Compensation costs recorded pursuant to share-based compensation plans are subject to the estimated fair values of the awards on the grant date and the estimated number of units that will ultimately vest. The Company uses the Black-Scholes option valuation model to estimate the fair value of options, which requires the Company to determine the most appropriate inputs including the expected life of the options, volatility, forfeiture rates, risk free interest rates and future dividends, which by nature are subject to measurement uncertainty.

(vii) Tax asset valuation and utilization

Tax interpretations, regulations and legislation in the various jurisdictions in which the Company operates are subject to change. The Company is also subject to income tax audits and reassessments which may change its provision for income taxes. Therefore, the determination of income taxes is by nature complex and requires making certain estimates and assumptions. HHR recognizes net deferred tax benefits related to deferred tax assets to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future. Assessing the recoverability of deferred tax assets requires the Company to make significant estimates related to expectations of future taxable income. Estimates of future taxable income are based on forecast cash flows from operations and the application of existing tax laws in each jurisdiction. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company to realize the net deferred tax assets recorded at the reporting date could be impacted.

(viii) Fair value determination

The determination of fair value requires judgement and is based on market information, where available and appropriate. Fair value is best evidenced by an independent quoted market price for the same asset or liability in an active market. However, quoted market prices and active markets do not always exist. In those instances, fair valuation techniques are used. The Company applies judgement in determining the most appropriate inputs and the weighting ascribed to each such input as well as its selection of valuation methodologies. The calculation of fair value is based on market conditions as at each reporting date and may not be reflective of ultimate realizable value.

(ix) Risk management contracts

Derivative risk management contracts are valued using valuation techniques with market observable inputs. The most frequently applied valuation techniques include Black-Scholes option valuation model and forward pricing and swap models. The models incorporate various inputs including the credit quality of counterparties, foreign exchange spot and forward rates, volatilities of commodity prices and forward rate curves of the underlying commodity. Changes in any of these assumptions would impact fair value of the risk management contracts and as a result, future net profit (loss) and other comprehensive profit (loss).

(x) Warrant liability

The estimated fair value of the warrant liability depends on judgements regarding several key assumptions including volatility, projected and current share price, risk free rate, as well as likelihood and timing of a future liquidity event, among other considerations. Fluctuations in any of these assumptions could result in material differences in the warrant valuation.

(xi) Contingencies

By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. The assessment of contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events, including estimates and amounts of future cash flows.

(xii) Capitalized general and administrative costs

The Company capitalizes general and administrative costs that are directly related to bringing an asset to a position in which it can be used to generate future economic benefits. Amounts recorded as capitalized general and administrative costs require the use of estimates and judgements and are, by nature, subject to measurement uncertainty.